Goodwill and Intangible Assets - Schedule of intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-lived Intangible Assets [Roll Forward]
Gross Carrying Value	$ 2,605,840	$ 2,557,677
Accumulated Amortization	1,053,044	857,081
Net Carrying Value	1,552,796	1,700,596
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived Intangible Assets (Excluding Goodwill)	1,480,000	1,480,000
Indefinite Lived Trade Names Accumulated Impairment Charges	580,000	580,000
Indefinite-Lived Trade Names	900,000	900,000
Intangible Assets, Gross (Excluding Goodwill)	4,085,840	4,037,677
Other Intangible Assets Accumulated Amortization	1,053,044	857,081
Intangible Assets Accumulated Amortization	580,000	580,000
Intangible Assets, Net (Including Goodwill)	$ 2,452,796	$ 2,600,596
Client relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	14 years	14 years
Gross Carrying Value	$ 2,455,360	$ 2,408,573
Accumulated Amortization	977,140	798,153
Net Carrying Value	$ 1,478,220	$ 1,610,420
Trade names [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	8 years	8 years
Gross Carrying Value	$ 134,220	$ 132,844
Accumulated Amortization	66,209	52,485
Net Carrying Value	$ 68,011	$ 80,359
Developed technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	5 years	5 years
Gross Carrying Value	$ 10,160	$ 10,160
Accumulated Amortization	5,989	3,957
Net Carrying Value	$ 4,171	$ 6,203
Covenant not to compete [Member]
Finite-lived Intangible Assets [Roll Forward]
Weighted Average Useful Life	5 years	5 years
Gross Carrying Value	$ 6,100	$ 6,100
Accumulated Amortization	3,706	2,486
Net Carrying Value	$ 2,394	$ 3,614